June 9, 1997


Securities and Exchange Commission
Attn: Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, DC 20549

                                           Re: Professionally Managed Portfolios
                                            File No. 811-5037
                                            CIK No. 811030

Dear Sir or Madam:

On behalf of the above Registrant and pursuant to Rule 30b-2 under the Investment Company Act of 1940, I enclose for filing via EDGAR, a copy of the Annual Report to shareholders of the Pro-Conscience Womens Fund series of the Registrant for the twelve month period ended March 31, 1997.

If you have any questions, please contact me at (602) 952-1100.

Sincerely yours,


Robert H. Wadsworth

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace

                                  Annual Report

                               For the Year Ended
                                 March 31, 1997

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


April 10, 1997

Dear Shareholders:

As Pro-Conscience Women's Equity Mutual Fund completes its third fiscal year milestone, we take pleasure in recognizing the gains that women have made in the workplace. Most notable is the growing number of women in top management positions. Their accomplishments are reflected in the companies that make up the Women's Equity Mutual Fund portfolio.

As of March 31, 1997, the Fund's annualized average returns are as follows:

                                      One             Three             Five             From
Fund                                 Year             Year              Year           Inception

Pro-Conscience
Women's Equity Mutual
Fund                                 7.92%            8.17%            -  .  -           8.35%

Over the past two years the market has benefitted from steady economic growth, low inflation, and steadily rising corporate earnings. Over the past few months, however, we have seen a decline in the stock market as the Federal Reserve acted vigorously to restrain any hint of resurgent inflation in order to slow down economic growth to the 2.5 percent level or below that the Federal Reserve believes is consistent with steady prices.

In our portfolio we will continue to focus on companies with better-than-average growth prospect, such as healthcare, technology, and consumer products companies. We anticipate that the smaller companies may do relatively better in the coming quarters, due to the influence of higher interest rates on the value of the dollar. Rising U.S. interest rates relative to the rest of the world are likely to lead to a stronger dollar and a stronger dollar will favor the smaller, more domestically focused companies, which should be positive for many of the smaller company holdings in our portfolio.

During the coming proxy season, we will use our votes to be a voice for women. We have joined the United States Trust Company in filing shareholder resolutions with two companies asking them to disclose their Equal Employment Opportunity Commission employment data. We will also vote to promote diversity in senior management levels and on corporate boards.

As always, we welcome any comments and suggestions that you may have, and we thank you for your support.

Sincerely yours,

/s/
Linda C.Y. Pei
President

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace

     Pro-Conscience Women's Equity Fund
     Value of $10,000 vs. S&P 500 Index
Annual  Average  Total  Return
Periods Ended March 31, 1997
      1 Year           Inception (10/1/93)
       7.92%                 8.35%

             Pro-Conscience    S&P 500 Index
          Women's Equity Fund
 10/1/93       10,000              10,000
 12/31/93      10,130              10,181
 12/31/94      10,125              10,311
 12/31/95      11,843              14,182
  3/31/96      12,269              14,945
  6/30/96      12,444              15,606
  9/30/96      12,991              16,095
 12/31/96      13,559              17,442
  3/31/97      13,099              17,908

Past performance is not predictive of future performance.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


SCHEDULE OF INVESTMENTS at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 96.9%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Consumer Durables: 3.8%
       2,600         Champion Enterprises, Inc.*.............................................             $ 38,675
       1,200         Harley-Davidson, Inc....................................................               40,650
       1,500         Honda Motor, Ltd........................................................               87,750
                                                                                                            ------
                                                                                                           167,075
                                                                                                           -------
                     Consumer Products and Services: 22.4%
       1,200         Aptar Group, Inc........................................................               45,900
       1,500         Avon Products, Inc......................................................               78,750
       1,600         Carmike Cinemas, Inc.*..................................................               45,800
       2,700         Children's Discovery Centers America*...................................               14,175
       2,200         Coca-Cola Company.......................................................              122,925
         900         Colgate Palmolive Company...............................................               89,663
       3,200         Cyanotech Corp.*........................................................               17,800
       2,187         Dollar General Corp.....................................................               68,344
       1,200         Gillette Company........................................................               87,150
         900         Kimberly-Clark Corp.....................................................               89,438
       2,400         May Department Stores Company...........................................              109,200
       1,000         McDonald's Corp.........................................................               47,250
       2,500         Odwalla, Inc.*..........................................................               32,813
       2,400         Price/Costco, Inc.*.....................................................               66,300
       4,200         Richfood Holdings, Inc..................................................               78,750
                                                                                                            ------
                                                                                                           994,258
                                                                                                           -------
                     Energy and Resources: 3.7%
         900         Amoco Corp..............................................................               77,963
       2,500         Calenergy, Inc.*........................................................               85,000
                                                                                                            ------
                                                                                                           162,963
                                                                                                           -------
                     Financial Services: 16.3%
       1,125         American International Group, Inc.......................................              132,047
       1,740         Bank of Boston Corp.....................................................              116,580
       1,200         Bankamerica Corp........................................................              120,900
       2,800         Federal National Mortgage Association...................................              101,150
       2,325         Norwest Corp............................................................              107,531
       2,000         Unum Corp...............................................................              146,000
                                                                                                           -------
                                                                                                           724,208
                                                                                                           -------
See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Healthcare: 14.1%
       1,500         Amgen, Inc.*............................................................             $ 83,813
       1,075         Boston Scientific Corp.*................................................               66,381
       2,700         Invacare Corp...........................................................               63,450
       1,900         Johnson & Johnson.......................................................              100,462
       1,450         Medtronic, Inc..........................................................               90,262
       1,200         Merck & Company, Inc....................................................              101,100
       4,500         Quidel Corp.*...........................................................               17,437
       1,450         Schering-Plough Corp....................................................              105,488
                                                                                                           -------
                                                                                                           628,393
                                                                                                           -------
                     Industrial Materials: 5.0%
       2,600         Praxair, Inc............................................................              116,675
       2,000         Sonoco Products Company.................................................               54,000
       2,600         TJ International, Inc...................................................               49,400
                                                                                                            ------
                                                                                                           220,075
                                                                                                           -------
                     Media and Publishing: 2.4%
       1,050         Scholastic Corp.*.......................................................               29,662
       1,050         Walt Disney Company.....................................................               76,650
                                                                                                            ------
                                                                                                           106,312
                                                                                                           -------
                     Producer Products: 4.6%
       3,350         Baldor Electric Company.................................................               84,169
       1,100         Illinois Tool Works, Inc................................................               89,788
       1,200         Wolverine Tube, Inc.*...................................................               31,200
                                                                                                            ------
                                                                                                           205,157
                                                                                                           -------
                     Technology: 14.3%
       2,200         ADC Telecommunications, Inc.*...........................................               59,125
       1,300         Automatic Data Processing, Inc..........................................               54,437
       1,500         Cisco Systems, Inc.*....................................................               72,187
       1,400         Computer Associates International, Inc..................................               54,425
       1,200         Hewlett Packard, Inc....................................................               63,900
         650         Intel Corp..............................................................               90,431
       1,200         Microsoft Corp.*........................................................              110,025
See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


SCHEDULE OF INVESTMENTS at March 31, 1997, Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                           Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Technology, continued
       1,250         Sanmina Corp.*..........................................................             $ 55,937
         325         Shared Medical Systems Corp.............................................               15,113
       1,050         Xerox Corp..............................................................               59,719
                                                                                                            ------
                                                                                                           635,299
                                                                                                           -------
                     Technology - Software and Services: 0.5%
       1,200         Phamis, Inc.*...........................................................               21,300
                                                                                                            ------

                     Telecommunications - Equipment: 4.4%
         900         Ameritech Corp..........................................................               55,350
       2,500         Century Telephone Enterprises, Inc......................................               73,750
       1,300         Lucent Technologies, Inc................................................               68,575
                                                                                                            ------
                                                                                                           197,675
                                                                                                           -------
                     Transportation: 1.7%
       3,500         Southwest Airlines Company..............................................               77,437
                                                                                                            ------

                     Utilities: 3.7%
         800         BellSouth Corp..........................................................               33,800
       2,500         SBC Communications, Inc.................................................              131,562
                                                                                                           -------
                                                                                                           165,362
                                                                                                           -------
                     Total Common Stocks (cost $3,820,056)...................................            4,305,514
                                                    -----                                                ---------

                     Total Investment in Securities (cost $3,820,056+): 96.9%................            4,305,514
                     Other Assets less Liabilities: 3.1%.....................................              139,266
                                                                                                           -------
                     Total Net Assets: 100.0% ...............................................           $4,444,780
                                                                                                        ==========

* Indicates non-income producing security.

+At March 31, 1997, the cost of securities for Federal tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

                           Gross unrealized appreciation.....................................            $ 708,864
                           Gross unrealized depreciation.....................................             (223,406)
                                                                                                          --------
                                 Net unrealized appreciation................................             $ 485,458
                                                                                                         =========

See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


STATEMENT OF ASSETS AND LIABILITIES at March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (identified cost $3,820,056) (Note 2-A) ...........           $4,305,514
      Cash...................................................................................               66,584
      Receivables:
            Due from Advisor.................................................................               34,328
            Fund shares sold.................................................................                3,500
            Investment securities sold.......................................................               50,917
            Dividends and interest ..........................................................                3,618
      Prepaid expenses.......................................................................                1,977
                                                                                                             -----
                  Total assets ..............................................................            4,466,438
                                                                                                         ---------
LIABILITIES
      Payables:
            Administration fee...............................................................                2,568
            Distribution fees................................................................                2,829
            Fund shares redeemed.............................................................                  391
      Accrued expenses ......................................................................               15,870
                                                                                                            ------
                  Total liabilities..........................................................               21,658
                                                                                                            ------


NET ASSETS     ..............................................................................           $4,444,780
                                                                                                        ==========

      Net asset value, offering and redemption price per share
            ($4,444,780/367,200 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $12.10
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................           $3,961,835
      Accumulated net realized loss on investments...........................................               (2,513)
      Net unrealized appreciation on investments.............................................              485,458
                                                                                                           -------
            Net assets ......................................................................           $4,444,780
                                                                                                        ==========


See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


STATEMENT OF OPERATIONS - For the Year Ended March 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................          $    44,555
            Interest.........................................................................               12,475
                                                                                                            ------
                  Total income...............................................................               57,030
                                                                                                            ------
      Expenses
            Advisory fees (Note 3) ..........................................................               39,243
            Administration fee (Note 3)......................................................               30,000
            Custodian and accounting fees....................................................               22,663
            Legal fees.......................................................................               12,224
            Audit fee........................................................................               12,001
            Transfer agent fees..............................................................               11,711
            Registration fees ...............................................................               10,366
            Distribution costs (Notes 3 and 4)...............................................                9,811
            Reports to shareholders..........................................................                5,426
            Miscellaneous fees...............................................................                3,187
            Trustees' fees ..................................................................                3,000
            Insurance fees...................................................................                1,354
                                                                                                             -----
                  Total expenses.............................................................              160,986
                  Less, expenses reimbursed/waived (Note 3)..................................             (102,122)
                                                                                                          --------
                  Net expenses...............................................................               58,864
                                                                                                            ------
                        Net investment loss   ...............................................               (1,834)
                                                                                                            ------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
      Net realized gain from security transactions ..........................................               75,795
      Net change in unrealized appreciation on investments ..................................              153,825
                                                                                                           -------
                  Net realized and unrealized gain on investments ...........................              229,620
                                                                                                           -------
                        Net Increase in Net Assets Resulting from Operations ................            $ 227,786
                                                                                                         =========

See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Year Ended         Year Ended
                                                                                 March 31, 1997     March 31, 1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment (loss) income  .........................................               $ (1,834)           $ 29,521
Net realized gain from security transactions ..........................                 75,795              39,800
Net realized loss on short sale transactions...........................                    -0-             (18,542)
Net change in unrealized appreciation on investments...................                153,825             308,748
                                                                                       -------             -------
      Net increase in net assets resulting from operations ............                227,786             359,527
                                                                                       -------             -------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income..................................................                (2,977)             (79,392)
                                                                                       ------              -------

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in
   outstanding shares (a) .............................................                911,202           1,515,669
                                                                                       -------           ---------
      Total increase in net assets ....................................              1,136,011           1,795,804

NET ASSETS
Beginning of year......................................................              3,308,769           1,512,965
                                                                                     ---------           ---------
End of year (including undistributed net investment
      income of  $0 and $2,658, respectively).........................              $4,444,780          $3,308,769
                                                                                    ==========          ==========

(a) A summary of capital shares transactions is as follows:

                                                                 Year Ended                     Year Ended
                                                               March 31, 1997                 March 31, 1996
                                                          Shares           Value          Shares          Value
Shares sold ......................................        107,417       $1,339,632        149,768       $1,589,367
Shares issued in reinvestment of distribution.....            233            2,810          6,828           73,949
Shares redeemed ..................................        (35,270)        (431,240)       (14,206)        (147,647)
                                                          -------         --------        -------         --------
Net increase .....................................         72,380        $ 911,202        142,390       $1,515,669
                                                           ======        =========        =======       ==========

See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                       Year Ended      Year Ended     Year Ended  October 1, 1993*
                                                          March           March          March         through
                                                        31, 1997        31, 1996       31, 1995    March 31, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..............      $11.22          $ 9.93         $10.46          $10.00
Income from investment operations:
      Net investment income (loss) ................        (.01)            .01            .36            (.01)
      Net realized and unrealized gain (loss)
            on investments ........................         .90            1.59           (.28)            .47
                                                            ---            ----           ----             ---
Total from investment operations...................         .89            1.60            .08             .46
                                                            ---            ----            ---             ---
Less distributions:
      From net investment income...................        (.01)          (0.31)          (.02)            -0-
      From net capital gains ......................          -0-            -0-           (.59)            -0-
                                                              -              -            ----              -
Total distributions................................        (.01)          (0.31)          (.61)            -0-
                                                           ----           -----           ----              -
Net asset value, end of period ....................      $12.10          $11.22         $ 9.93          $10.46
                                                         ======          ======         ======          ======


Total return ......................................        7.92%          16.17%          0.97%           9.23%+


Ratios/supplemental data:
Net assets, end of period (millions)...............        $ 4.4          $ 3.3           $ 1.5          $ 0.6
Ratio of expenses to average net assets:
      Before expense reimbursement and waiver......        4.09%           4.75%          8.69%          21.93%+
      After expense reimbursement and waiver.......        1.50%           1.50%          1.50%           1.50%+
Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and waiver......       (2.64%)         (1.97%)        (1.97%)        (20.74%)+
      After expense reimbursement and waiver.......       (0.05%)          1.28%          5.22%           0.31%+

Portfolio turnover rate ...........................       51.13%         120.64%        705.88%         139.26%
Average commission rate paid per share++............      $.0548               -               -              -

*Commencement of operations.

+Annualized.

++For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate paid per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

See accompanying Notes to Financial Statements.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


NOTES TO FINANCIAL STATEMENTS at March 31, 1997
--------------------------------------------------------------------------------
NOTE 1 - ORGANIZATION

      The Pro-Conscience Women's Equity Mutual Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund's primary investment objective is to provide long-term capital appreciation. The Fund began operations on October 1, 1993.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sale price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

           U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60 day period that this amortized cost basis does not represent fair value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no income tax provision is required. The Fund maintains a January 31 tax year end.

      C. Security Transactions, Dividends and Distributions. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and deferral of post-October capital losses.

      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

      For the year ended March 31, 1997, Pro-Conscience Funds, Incorporated (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides most personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. In order to maintain the Fund's operating expenses at 1.50% of average daily net assets, the Advisor has waived its fee and reimbursed expenses totaling $79,519 for the year ended March 31, 1997. United States Trust Company of Boston (the"Sub-Advisor") acts as Sub-Advisor to the Fund and is entitled to compensation for its services from the Advisor.

      Investment Company Administration Corporation (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

            Under $15 million            $30,000
            $15 to $50 million           0.20% of average net assets
            $50 to $100 million          0.15% of average net assets
            $100 to $150 million         0.10% of average net assets
            Over $150 million            0.05% of average net assets

      The Administrator voluntarily waived $22,603 of its fees during the year ended March 31, 1997.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the year ended March 31, 1997, the Fund paid fees of $9,811 to the Advisor.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


NOTES TO FINANCIAL STATEMENTS, Continued
--------------------------------------------------------------------------------

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended March 31, 1997 were $2,850,975 and $1,879,746, respectively.

                   Pro-Conscience Women's Equity Mutual Fund
                   Advancing gender equality in the workplace


REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS OF
      PRO-CONSCIENCE WOMEN'S EQUITY MUTUAL FUND and
THE BOARD OF TRUSTEES OF
      PROFESSIONALLY MANAGED PORTFOLIOS

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pro-Conscience Women's Equity Mutual Fund (a series of Professionally Managed Portfolios) as of March 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period from October 1, 1993 (commencement of operations) to March 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pro-Conscience Women's Equity Mutual Fund as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period October 1, 1993 (commencement of operations) to March 31, 1994, in conformity with generally accepted accounting principles.

                                                           TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
April 17, 1997

                                     Advisor
                       Pro-Conscience Funds, Incorporated
                        850 Montgomery Street, Suite 100
                         San Francisco, California 94133
                                 (415) 296-9135
                                       --
                                   Distributor
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261E
                             Phoenix, Arizona 85018
                                       --
                                    Custodian
                                 Star Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202
                                       --
                                 Transfer Agent
                          American Data Services, Inc.
                              24 West Carver Street
                                  Second Floor
                           Huntington, New York 11743
                                       --
                                    Auditors
                              Tait, Weller & Baker
                        Two Penn Center Plaza, Suite 700
                        Philadelphia, Pennsylvania 19102
                                       --
                                  Legal Counsel
                        Heller, Ehrman, White & McAuliffe
                                 333 Bush Street
                         San Francisco, California 94104


     This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

     Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.